Mineral Property (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Royality payment		$ 350,000
Due to related parties			$ 206,928	$ 207,228
Bahamas Aggregates Inc. [Member]
Royalty fee per tonne	$ 0.50
Business acquisition	$ 500,000
Minimum [Member]
Royalty fee per tonne		$ 0.35
Maximum [Member]
Royalty fee per tonne		$ 0.50
Related Party Transaction #1
Due to related parties		$ 207,853	$ 206,928	$ 207,228